Investees (Details)	12 Months Ended
Dec. 31, 2018
DBS [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
DBS [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Bezeq International Ltd. [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
B Communications (SP1) Ltd. and B Communications (SP2) Ltd. [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00% [1]
Bezeq - The Israel Telecommunication Corp. Limited [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	26.34%
Pelephone Communications Ltd. [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Walla Communications Ltd. [Member] | Israel [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%

[1]	Held by B Communications (SP1) Ltd.